Offsetting of financial assets and financial liabilities	6 Months Ended
Sep. 30, 2025
Offsetting of financial assets and financial liabilities [Abstract]
Offsetting of financial assets and financial liabilities
18. Offsetting of financial assets and financial liabilities
Derivatives
The MHFG Group enters into master netting arrangements such as International Swaps and Derivatives Association, Inc. (“ISDA”) or similar agreements with counterparties to manage mainly credit risks associated with counterparty default. If the predetermined events including counterparty default occur, these enforceable master netting arrangements or similar agreements give the Group the right to offset derivative receivables and derivative payables and related financial collateral such as cash and securities with the same counterparty.
Repurchase and resale agreements and securities lending and borrowing transactions
Repurchase and resale agreements and securities lending and borrowing transactions are generally covered by industry standard master repurchase agreements and industry standard master securities lending agreements with netting terms to manage mainly credit risks associated with counterparty default. In the event of default by the counterparty, these agreements with netting terms provide the Group with the right to offset receivables and payables related to such transactions with the same counterparty, and to liquidate the collateral held.

The following table provides information about the offsetting of financial assets and financial liabilities at March 31, 2025 and September 30, 2025. The table includes derivatives, repurchase and resale agreements, and securities lending and borrowing transactions that are subject to enforceable master netting arrangements or similar agreements irrespective of whether or not they are offset on the Group’s consolidated balance sheets.

					Amounts not offset on the balance sheet (3)
	Gross amounts recognized	Gross amounts offset on the balance sheet	Net amounts presented on the balance sheet (2)		Financial instruments (4)	Cash collateral	Net amounts
	(in billions of yen)
March 31, 2025
Assets (1) :
Derivatives	15,891	—	15,891	(5)	(13,315)	(850)	1,725
Receivables under resale agreements	28,109	—	28,109	(6)	(26,652)	—	1,457
Receivables under securities borrowing transactions	2,078	—	2,078	(7)	(2,048)	—	31

Total	46,078	—	46,078		(42,015)	(850)	3,213

Liabilities (1) :
Derivatives	16,267	—	16,267	(5)	(12,793)	(1,579)	1,894
Payables under repurchase agreements	38,395	—	38,395	(6)	(37,550)	—	845
Payables under securities lending transactions	1,675	—	1,675	(7)	(1,585)	—	89
Other liabilities (8)	125	—	125		(125)	—	—

Total	56,461	—	56,461		(52,054)	(1,579)	2,828

September 30, 2025
Assets (1) :
Derivatives	17,124	—	17,124	(5)	(14,542)	(1,040)	1,542
Receivables under resale agreements	29,283	—	29,283	(6)	(27,832)	—	1,452
Receivables under securities borrowing transactions	1,939	—	1,939	(7)	(1,930)	—	9

Total	48,347	—	48,347		(44,304)	(1,040)	3,003

Liabilities (1) :
Derivatives	17,321	—	17,321	(5)	(13,955)	(1,402)	1,965
Payables under repurchase agreements	35,926	—	35,926	(6)	(34,092)	—	1,834
Payables under securities lending transactions	2,139	—	2,139	(7)	(2,020)	—	119
Other liabilities (8)	126	—	126		(126)	—	—

Total	55,512	—	55,512		(50,193)	(1,402)	3,917

Notes:
(1)
Amounts relating to master netting arrangements or similar agreements where the MHFG Group does not have the legal right of set-off
or where uncertainty exists as to the enforceability of these agreements are excluded. For derivatives, the table includes amounts relating to over-the-counter
(“OTC”) and
OTC-cleared
derivatives that are subject to enforceable master netting arrangements or similar agreements.

(2)	Derivative assets and liabilities are recorded in Trading account assets and Trading account liabilities, respectively.
(3)	Amounts do not exceed the net amounts presented on the balance sheet and do not include the effect of overcollateralization, where it exists.
(4)	For derivatives, amounts include derivative assets or liabilities and securities collateral that are eligible for offsetting under enforceable master netting arrangements or similar agreements.
(5)
The amounts of derivative assets and liabilities subject to enforceable master netting arrangements or similar agreements were ¥15,324 billion and ¥15,722 billion, respectively, at March 31, 2025, and ¥16,758 billion and ¥16,807 billion, respectively, at September 30, 2025.

(6)
The amounts of Receivables under resale agreements and Payables under repurchase agreements subject to enforceable industry standard master repurchase agreements with netting terms were ¥26,995 billion and ¥37,646 billion, respectively, at March 31, 2025, and ¥28,023 billion and ¥35,010 billion, respectively, at September 30, 2025.

(7)
The amounts of Receivables under securities borrowing transactions and Payables under securities lending transactions subject to enforceable industry standard master lending agreements with netting terms were ¥2,078 billion and ¥1,602 billion, respectively, at March 31, 2025, and ¥1,939 billion and ¥2,030 billion, respectively, at September 30, 2025.

(8)
Amounts relate to transactions where the Group acts as lender in a securities lending agreement and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.